CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net profit	$ 56,750	$ 48,706	$ 99,797	$ 130,074
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(7,483)	(11,904)	(16,056)	(12,818)
Unrealized loss on derivatives	(2,668)	(1,964)	(3,740)	(2,727)
Change in employees plan assets and benefit obligations	(28)	93	(55)	185
Comprehensive income	46,571	34,931	79,946	114,714
Comprehensive loss (income) attributable to non-controlling interest	(3,305)	2,484	(1,718)	(7,482)
Comprehensive income attributable to the Company	$ 43,266	$ 37,415	$ 78,228	$ 107,232